Common Stock and Additional Paid-in Capital - Issuance of common and preferred shares (Details) - USD ($) $ in Thousands	1 Months Ended				2 Months Ended		3 Months Ended					4 Months Ended	5 Months Ended		6 Months Ended				7 Months Ended				8 Months Ended		9 Months Ended	10 Months Ended			11 Months Ended		12 Months Ended
	Mar. 16, 2017	Jan. 31, 2017	Jan. 30, 2017	Jan. 23, 2017	Feb. 17, 2017	Mar. 11, 2016	Apr. 11, 2017	Apr. 03, 2017	Mar. 17, 2017	Nov. 18, 2016	Mar. 24, 2016	May 11, 2017	Nov. 18, 2016	Jun. 08, 2016	Jun. 30, 2017	Jun. 22, 2017	Jul. 06, 2016	Jun. 30, 2016	Aug. 03, 2017	Jul. 21, 2017	Aug. 15, 2016	Aug. 03, 2016	Sep. 13, 2016	Sep. 01, 2016	Oct. 05, 2016	Nov. 04, 2016	Nov. 01, 2016	Oct. 31, 2016	Dec. 12, 2016	Nov. 16, 2016	Dec. 23, 2016	Dec. 30, 2015
Proceeds from common stock															$ 504,419			$ 0
Reverse Stock Split				1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out		1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which two fractional shares were cashed out					1-for-7 reverse stock split of the Company's common shares, with which three fractional shares were cashed out				1-for-5 reverse stock split of the Company's common shares, with which two fractional shares were cashed out					1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out						1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Proceeds from the offering of preferred shares															0			4,941
Debt Conversion, Amount															$ 0			$ 8,750
Subsequent Event
Reverse Stock Split																				1-for-7 reverse stock split of the Company's common shares, with which two fractional shares were cashed out
Convertible preferred shares
Number of shares issued																													873
Preferred warrants
Number of shares issued																													3,153
Prepaid warrants
Number of shares issued																													45
Preferred stock | Preferred warrants
Dividends on preferred stock converted																													$ 5,551
Shares converted																													80,000
Sifnos Shareholders Inc. | Revolving Credit Facility
Debt Conversion, Amount											$ 8,750												$ 8,750					$ 7,500				$ 10,000
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted											29
Preferred Stock, Voting Rights															voting power of 5:1
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Convertible preferred shares
Number of shares issued																													856,352
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Preferred warrants
Number of shares issued																													3,090,405
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Prepaid warrants
Number of shares issued																													44,822
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted											29,166
Series C Convertible Preferred Stock
Preferred shares annual rate															8.00%
Series D Convertible Preferred Stock
Number of preferred shares converted																							29
Series D Convertible Preferred Stock | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted																							29
Preferred Stock, Voting Rights															100.000 votes
Series D Convertible Preferred Stock | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted																							29,166
Series D Convertible Preferred Stock | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted																							29,166
Series E-1 Convertible Preferred Stock | Convertible preferred shares
Dividends on preferred stock converted																													$ 1,400
Shares converted																													20,000
Securities Purchase Agreement
Number of shares issued														0
Number of shares issued										152			29
Common stock issued as dividend																	0					0		0	0	0
Securities Purchase Agreement | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued														310
Number of shares issued													28,697
Common stock issued as dividend																	70					17		278	328	339
Securities Purchase Agreement | Before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued										149,187
Securities Purchase Agreement | Series C Convertible Preferred Stock
Proceeds from the offering of preferred shares														$ 5,000
Proceeds from warrants														$ 5,000
Dividends on preferred stock converted										$ 344			$ 400
Issuance of preferred stock, shares (Note 13)														5,000
Number of warrants														5,000
Total proceeds														$ 10,000
Shares converted										5,000			5,000
2016 Purchase Agreement
Number of shares issued			32,418
Maximum value of shares to be sold within 24 months																															$ 200,000
Maximum amount of common stock as commitment fee																															$ 1,500
Stock Issued During Period Value New Issues		$ 200,000
2016 Purchase Agreement | Commitment Fee
Number of shares issued			263
2016 Purchase Agreement | Before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued			254,159,520
2016 Purchase Agreement | Before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Commitment Fee
Number of shares issued			2,065,120
Securities Purchase Agreement with Kalani
Number of shares issued																														0
Total proceeds																														$ 100,000
Securities Purchase Agreement with Kalani | Subject to adjustment
Number of shares issued																														47
Securities Purchase Agreement with Kalani | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued																														13
Securities Purchase Agreement with Kalani | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Subject to adjustment
Number of shares issued																														46,609
Securities Purchase Agreement with Kalani | Series E-1 Convertible Preferred Stock
Issuance of preferred stock, shares (Note 13)																														20,000
Number of warrants																														30,000
Securities Purchase Agreement with Kalani | Series E-2 Convertible Preferred Stock
Number of warrants																														50,000
February 2017 Purchase Agreement
Number of shares issued	117,293
Maximum value of shares to be sold within 24 months					$ 200,000
Maximum amount of common stock as commitment fee					$ 1,500
Stock Issued During Period Value New Issues									$ 200,000
February 2017 Purchase Agreement | Commitment Fee
Number of shares issued	872
February 2017 Purchase Agreement | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued	114,947,079
February 2017 Purchase Agreement | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Commitment Fee
Number of shares issued	854,631
April 2017 Purchase Agreement
Proceeds from common stock															$ 132,390
Number of shares issued															1,843,825
Maximum value of shares to be sold within 24 months								$ 226,400
Maximum amount of common stock as commitment fee								$ 1,500
April 2017 Purchase Agreement | Subsequent Event
Number of shares issued																			31,349,650
Stock Issued During Period Value New Issues																			$ 193,538
April 2017 Purchase Agreement | Commitment Fee
Number of shares issued															3,966
April 2017 Purchase Agreement | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued															1,806,948,500
April 2017 Purchase Agreement | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Commitment Fee
Number of shares issued															3,886,680